Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	46-1947033
Plan number	001
Current Value	$ 57,304,363
Participant loan, current value	139,771
Total assets held at the end of the year	57,444,134
Total investments	$ 57,304,363	$ 56,085,695
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	9.50%
Self-directed brokerage accounts
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	$ 2,640,961	$ 0
Investment, Identifier [Axis]: Artisan International Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	1,535,137
Current Value	$ 1,535,137
Investment, Identifier [Axis]: Baron Growth Fund Institutional Shares | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	120,396
Current Value	$ 2,351,329
Investment, Identifier [Axis]: DFA Global Real Estate Securities Portfolio | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	14,921
Current Value	$ 156,223
Investment, Identifier [Axis]: Dodge and Cox Stock Fund Class X | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	276,160
Current Value	$ 4,581,492
Investment, Identifier [Axis]: Fidelity Cash Reserves Money Market Fund | Money market fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	1,760
Current Value	$ 1,759
Investment, Identifier [Axis]: Fidelity Freedom 2010 Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	7
Current Value	$ 104
Investment, Identifier [Axis]: Fidelity Freedom 2015 Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	4,078
Current Value	$ 64,141
Investment, Identifier [Axis]: Fidelity Freedom 2020 Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	44,894
Current Value	$ 500,118
Investment, Identifier [Axis]: Fidelity Freedom 2025 Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	73,876
Current Value	$ 1,098,533
Investment, Identifier [Axis]: Fidelity Freedom 2030 Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	113,080
Current Value	$ 2,003,776
Investment, Identifier [Axis]: Fidelity Freedom 2035 Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	66,629
Current Value	$ 2,002,877
Investment, Identifier [Axis]: Fidelity Freedom 2040 Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	141,317
Current Value	$ 2,246,945
Investment, Identifier [Axis]: Fidelity Freedom 2045 Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	27,363
Current Value	$ 1,873,800
Investment, Identifier [Axis]: Fidelity Freedom 2050 Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	84,115
Current Value	$ 1,456,864
Investment, Identifier [Axis]: Fidelity Freedom 2055 Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	83,744
Current Value	$ 685,025
Investment, Identifier [Axis]: Fidelity Freedom 2060 Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	17,578
Current Value	$ 303,039
Investment, Identifier [Axis]: Fidelity Freedom 2065 Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	2,003
Current Value	$ 38,785
Investment, Identifier [Axis]: Fidelity Freedom Income Fund Class K | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	3,775
Current Value	$ 46,507
Investment, Identifier [Axis]: Fidelity Freedom Retirement Fund Class K
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	10,251
Current Value	$ 115,427
Investment, Identifier [Axis]: Fidelity Inflation Protected Bond Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	24,561
Current Value	$ 223,994
Investment, Identifier [Axis]: Fidelity Short Term Bond Index Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	34,243
Current Value	$ 361,608
Investment, Identifier [Axis]: Fidelity Total International Index Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	69,844
Current Value	$ 1,128,675
Investment, Identifier [Axis]: Fidelity Total Market Index Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	51,978
Current Value	$ 9,711,640
Investment, Identifier [Axis]: Fidelity U.S. Bond Index | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	36,744
Current Value	$ 371,851
Investment, Identifier [Axis]: JPMorgan Core Bond Class R6 | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	48,711
Current Value	$ 914,297
Investment, Identifier [Axis]: JPMorgan Large Cap Growth Fund Class R6 | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	97,896
Current Value	$ 8,462,160
Investment, Identifier [Axis]: Liberty Global Class A Common Shares | Common shares
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	16,467
Current Value	$ 252,443
Investment, Identifier [Axis]: Liberty Global Class C Common Shares | Common shares
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	531,124
Current Value	$ 5,863,610
Investment, Identifier [Axis]: PIMCO High Yield Fund Institutional Class | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	91,436
Current Value	$ 954,596
Investment, Identifier [Axis]: Total Registered Investment Companies
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 54,663,402
Investment, Identifier [Axis]: Vanguard Total International Bond Index Fund Admiral Shares | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	3,867
Current Value	$ 46,789
Investment, Identifier [Axis]: Vanguard Treasury Money Market Fund | Money market fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	273,927
Current Value	$ 3,665,149
Investment, Identifier [Axis]: Victory Sycamore Small Company Opportunity Index Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	36,195
Current Value	$ 1,644,709